(35) FINANCIAL INSTRUMENTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) on Profit or Loss	R$ 207,055	R$ 617,545	R$ (235,852)
Gain (Loss) on Comprehensive Income	2,537	(1,753)
Interest Rate Variation [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) on Profit or Loss	16,559	(19,747)	1,446
Gain (Loss) on Comprehensive Income
Fair Value Adjustment [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) on Profit or Loss	46,243	13,135	8,960
Gain (Loss) on Comprehensive Income	2,685	272
Exchange Variation [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) on Profit or Loss	65,424	672,061	(169,714)
Gain (Loss) on Comprehensive Income
Fair Value Adjustment [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) on Profit or Loss	78,829	(47,904)	R$ (76,544)
Gain (Loss) on Comprehensive Income	R$ (148)	R$ (2,025)